Share Based Compensation (Details)	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 shares Option $ / shares	Dec. 31, 2017 shares Option $ / shares
Number of Options
Balance at beginning of period | Option	9,894,211	9,861,114	5,758,200
Granted | Option	6,615,500	2,811,000	5,905,000
Forfeited | Option	(2,564,934)	(1,367,708)	(270,836)
Exercised	(1,563,143)	(1,410,195)	(1,531,250)
Balance at end of period | Option	12,381,634	9,894,211	9,861,114
Weighted Average Exercise Price
Balance at beginning of period	$ 2.31	$ 1.76	$ 0.53
Granted	3.77	4.16	2.67
Forfeited	3.77	3.62	1.38
Exercised	0.74	0.85	0.73
Balance at end of period	$ 2.99	$ 2.31	$ 1.76